SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Basic salaries, allowances and all benefits-in-kind		$ 3,865,438	$ 3,581,537	$ 4,261,273
Pension costs - defined contribution plans		92,346	109,590	176,356
Share-based payments		859,685	1,352,835	587,821
Total employees’ benefits	[1]	4,817,469	5,043,962	5,025,450
Research and development expenses		831,088	1,334,865	2,089,914
Research and development expenditure		$ 0	0	0
Preference shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses		151
Share based payments expenses		$ 369,648

[1]	The above includes the cost of both employees and contractors. At 31 March 2025, the Company had 26 employees and 9 contractors (2024: 22 employees and 7 contractors; 2023: 26 employees and 10 contractors).